Statement of Stockholders' Deficit (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance - amount at Mar. 05, 2008
Beginning Balance - shares at Mar. 05, 2008
Stock issued for compensation, shares		6,997,900
Stock issued for compensation, amount		700	69,279		69,979
Common stock issued for cash, shares		3,302,100
Common stock issued for cash, amount		330	84,670		85,000
Options issued			2,500		2,500
Net loss				(103,723)	(103,723)
Ending Balance - amount at Jun. 18, 2008		1,030	156,449	(103,723)	53,756
Ending Balance - shares at Jun. 18, 2008		10,300,000
Net loss				(2,283,997)	(2,283,997)
Forward split, shares		61,800,000
Forward split, amount		6,180	(6,180)
Beneficial conversion feature			2,108,000		2,108,000
Option valuation			59,399		59,399
Ending Balance - amount at Jun. 18, 2009		7,210	2,317,668	(2,387,720)	(62,842)
Ending Balance - shares at Jun. 18, 2009		72,100,000
Net loss				(717,820)	(717,820)
Beneficial conversion feature			(33,172)		(33,172)
Common stock issued for interest expense, shares		11,932,260
Common stock issued for interest expense, amount		1,193	495,567		496,760
Common stock cancelled, shares		(14,000,000)
Common stock cancelled, amount		(1,400)	1,400
Common stock issued for debt conversion, shares		1,897,878
Common stock issued for debt conversion, amount		190	60,262		60,452
Ending Balance - amount at Jun. 30, 2010		7,193	2,841,725	(3,105,540)	(256,622)
Ending Balance - shares at Jun. 30, 2010		71,930,138
Stock issued for compensation, shares	3,000,000
Stock issued for compensation, amount	300				300
Common stock issued for cash, shares		34,000,000
Common stock issued for cash, amount		3,400	171,600		175,000
Net loss				(2,409,959)	(2,409,959)
Beneficial conversion feature			50,000
Common stock issued for mining claim, shares		41,700,000
Common stock issued for mining claim, amount		4,170	454,530		458,700
Common stock issued for services		10,800,000
Common stock issued for services		1,080	87,860		88,940
Common stock issued without proper authorization, shares		86,000,000
Common stock issued without proper authorization, amount		8,600	976,500		985,100
Common stock issued for accounts payable conversion, shares		4,780,000
Common stock issued for accounts payable conversion, amount		478	41,586		42,064
Common stock issued for debt conversion, shares		20,520,000
Common stock issued for debt conversion, amount		2,052	197,598		199,650
Common stock issued with note, shares		5,000,000
Common stock issued with note, amount		500	47,887		48,387
Common stock issued for equipment, shares		3,777,778
Common stock issued for equipment, amount		378	35,994		36,372
Warrants and Options			42,599		42,599
Ending Balance - amount at Jun. 30, 2011	300	27,851	4,947,879	(5,515,499)	(539,469)
Ending Balance - shares at Jun. 30, 2011	3,000,000	278,507,916
Common stock issued for cash, shares		55,904,764
Common stock issued for cash, amount		5,590	553,410		559,000
Net loss				(1,091,355)	(1,091,355)
Beneficial conversion feature			75,000		75,000
Common stock issued for interest expense, shares		1,000,000
Common stock issued for interest expense, amount		100	14,900		15,000
Stocks cancelled by David Janney, former officer, shares	(3,000,000)	(20,000,000)
Stocks cancelled by David Janney, former officer, amount	(300)	(2,000)	2,300
Common stock issued for services		2,200,000			2,200,000
Common stock issued for services		220	19,880		20,100
Common stock issued for accounts payable conversion, shares		750,000
Common stock issued for accounts payable conversion, amount		75	7,425		7,500
Warrants and Options			138,587		138,587
Common stock issued for settlement of litigation, shares		2,500,000
Common stock issued for settlement of litigation, amount		250	29,250		29,500
Extinguishment of debt			19,327		19,327
Ending Balance - amount at Jun. 30, 2012		$ 32,086	$ 5,807,958	$ (6,606,854)	$ (766,810)
Ending Balance - shares at Jun. 30, 2012		320,862,680